Common Shares and Warrants (Details 3) - $ / shares	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Number of Warrants	439,098	471,608	94,177	3,286,274
Weighted Average Remaining Contractual Life	4 years 3 days	3 years 7 months 2 days
Weighted Average Exercise Price	$ 14.68
# of Warrants 3,333
Number of Warrants	3,333	975,325
Weighted Average Remaining Contractual Life	5 months 19 days	2 months 1 day
Weighted Average Exercise Price	$ 28.80	$ 2.25
# of Warrants 291
Number of Warrants	291	750,000
Weighted Average Remaining Contractual Life	11 months 12 days	1 year 1 month 9 days
Weighted Average Exercise Price	$ 36.00	$ 0.14
# of Warrants 7,500
Number of Warrants	7,500	225,000
Weighted Average Remaining Contractual Life	1 year 11 months 4 days	2 years 2 months 4 days
Weighted Average Exercise Price	$ 24.00	$ 0.80
# of Warrants 51,808
Number of Warrants	51,808	1,562,995
Weighted Average Remaining Contractual Life	3 years 11 months 15 days	1 year 2 months 12 days
Weighted Average Exercise Price	$ 36.00	$ 0.80
# of Warrants 8,983
Number of Warrants	8,983	269,500
Weighted Average Remaining Contractual Life	4 years	1 year 2 months 26 days
Weighted Average Exercise Price	$ 36.00	$ 0.80
# of Warrants 16,666
Number of Warrants	16,666
Weighted Average Remaining Contractual Life	4 years 3 months 14 days
Weighted Average Exercise Price	$ 9.00
# of Warrants 267,616
Number of Warrants	267,616	500,000
Weighted Average Remaining Contractual Life	4 years 5 months 4 days	4 years 6 months 14 days
Weighted Average Exercise Price	$ 10.50	$ 0.30
# of Warrants 49,568
Number of Warrants	49,568	8,028,254
Weighted Average Remaining Contractual Life	4 years 5 months 12 days	4 years 8 months 4 days
Weighted Average Exercise Price	$ 10.50	$ 0.35
# of Warrants 8,333
Number of Warrants	8,333	100,000
Weighted Average Remaining Contractual Life	5 months 23 days	8 months 19 days
Weighted Average Exercise Price	$ 46.50	$ 0.96
# of Warrants 25,000
Number of Warrants	25,000	250,000
Weighted Average Remaining Contractual Life	10 months 9 days	8 months 23 days
Weighted Average Exercise Price	$ 4.20	$ 1.55
# of Warrants 1,487,080
Number of Warrants		1,487,080
Weighted Average Remaining Contractual Life		4 years 8 months 12 days
Weighted Average Exercise Price		$ 0.35